Financial risk management - Summary of offsetting financial assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	₩ 105,275,885	₩ 88,407,445
Gross amounts of recognized financial liabilities set off in the statement of financial position	45,466,182	36,987,470
Net amounts of financial assets presented in the statement of financial position	59,809,703	51,419,975
Related amounts not set off in the statement of financial position (Financial instruments)	43,795,783	37,303,089
Related amounts not set off in the statement of financial position (Cash collateral received)	425,193	522,860
Net amount	15,588,727	13,594,026
Derivatives
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	7,215,469	10,560,214
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	7,215,469	10,560,214
Derivatives and other financial instruments
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	18,119,366	9,299,807
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	18,119,366	9,299,807
Related amounts not set off in the statement of financial position (Financial instruments)	22,362,966	13,744,859
Related amounts not set off in the statement of financial position (Cash collateral received)	425,193	522,860
Net amount	2,546,676	5,592,302
Bonds sold under repurchase agreements
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	14,417,309	17,514,396
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	14,417,309	17,514,396
Related amounts not set off in the statement of financial position (Financial instruments)	14,220,871	15,238,643
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	196,438	2,275,753
Securities loaned
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	1,274,760	6,456,316
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	1,274,760	6,456,316
Related amounts not set off in the statement of financial position (Financial instruments)	1,101,854	6,393,972
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	172,906	62,344
Domestic exchange settlement debit
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	49,477,452	39,697,639
Gross amounts of recognized financial liabilities set off in the statement of financial position	38,218,494	34,787,860
Net amounts of financial assets presented in the statement of financial position	11,258,958	4,909,779
Related amounts not set off in the statement of financial position (Financial instruments)	0	0
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	11,258,958	4,909,779
Receivables from disposal of securities
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	14,771,529	4,879,073
Gross amounts of recognized financial liabilities set off in the statement of financial position	7,247,688	2,199,610
Net amounts of financial assets presented in the statement of financial position	7,523,841	2,679,463
Related amounts not set off in the statement of financial position (Financial instruments)	6,110,092	1,925,615
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	₩ 1,413,749	₩ 753,848